Income Taxes - Schedule of Current and Deferred Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Current income tax expense/(benefit)
Federal			$ 0
State			0
Total current income tax expense/(benefit)			0
Deferred income tax expense/(benefit)
Federal			0
State			0
Total deferred income tax expense/(benefit)			0
Total income tax expense (benefit)	$ 0	$ 0	$ 0